Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable, Net [Line Items]
Less: allowances	¥ (5,645,777)	$ (773,468)	¥ (3,532,016)
Accounts receivable, net	99,688,034	13,657,205	123,887,879
Receivables from Franchise and Managed Hotels [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	78,125,555	10,703,157	82,023,109
Receivables from Third-Party Merchandisers for Sublease Rental [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	11,325,847	1,551,635	23,923,294
Receivable from Individual and Corporate Customers and Travel Agents [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	7,392,616	1,012,784	13,872,840
Receivables from Distributors, Supermarkets and Franchise and Managed Restaurants [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	¥ 8,489,793	$ 1,163,097	¥ 7,600,652